UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number
811-24028
Columbia Credit Income Opportunities Fund
(Exact name of registrant as specified in charter)
290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)
Michael G. Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
(Name and address of agent for service)
Registrant's telephone number, including area code: (800) 345-6611
Date of fiscal year end:
Last Day of July
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the
Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N- CSR in its regulatory, disclosure review, inspection
, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid
Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions
for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.

Columbia Credit Income
Opportunities Fund
Annual Report
July 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Credit Income Opportunities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (
columbiathreadneedleus.com/investor/
). If you
would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the SAI. You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary; visiting
columbiathreadneedleus.com/investor/
; or searching the website of the SEC
at
sec.gov
. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August
31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting
columbiathreadneedleus.com/investor/
, or searching the website of the SEC at
sec.gov
.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at
sec.gov
. The Fund’s complete schedule
of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit
columbiathreadneedleus.com/investor/
or call 800.345.6611. Customer
Service Representatives are available to answer your questions.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Credit Income Opportunities Fund | 2025

Fund at a Glance
(Unaudited)
Portfolio management
Jason Callan
Co-Portfolio Manager
Managed Fund since 2025
Ryan Osborn, CFA
Co-Portfolio Manager
Managed Fund since 2025
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets as of July 31, 2025. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings
Upstart Securitization Trust 04/20/2035 9.270%	3.9%
FREED ABS Trust 12/18/2029 0.000%	3.8%
EASY 05/25/2040 9.116%	3.8%
PRPM Trust 04/25/2070 7.887%	3.5%
Pagaya AI Debt Grantor Trust 03/15/2033 9.698%	3.5%
Toorak Mortgage Trust 02/25/2039 10.237%	3.5%
PRPM LLC 03/25/2029 10.037%	3.4%
Pagaya AI Debt Trust 06/15/2032 12.105%	3.4%
MPOWER Education Trust 07/21/2042 10.840%	3.4%
PRPM Trust 11/25/2068 7.436%	3.4%

Asset Categories
Residential Mortgage-Backed Securities - Non-Agency	53.0%
Asset-Backed Securities - Non-Agency	29.7%
Residential Mortgage-Backed Securities - Agency	8.2%
Money Market Funds	6.2%
Common Stocks	2.0%
Columbia Credit Income Opportunities Fund  | 2025

Consolidated Portfolio of Investments
July 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 29.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust (a),(b)
Series 2025-X1 Class CERT
04/15/2030	0.000%	20,020	1,688,006
Carlyle US CLO Ltd. (a),(c)
Series 2023-5A Class E
3-month Term SOFR + 7.900% Floor 7.900% 01/27/2036	12.214%	1,000,000	1,019,314
Cherry Securitization Trust (a)
Series 2025-1A Class C
11/15/2032	9.340%	1,500,000	1,555,483
Elmwood CLO VIII Ltd. (a),(c)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	10.576%	1,000,000	993,758
FREED ABS Trust (a),(b)
Subordinated Series 2022-4FP Class CERT
12/18/2029	0.000%	14,000	2,227,562
MPOWER Education Trust (a)
Series 2025-A Class B
07/21/2042	8.470%	500,000	505,303
Series 2025-A Class C
07/21/2042	10.840%	2,000,000	1,997,818
Pagaya AI Debt Grantor Trust (a)
Series 2025-5 Class E
03/15/2033	9.698%	2,000,000	2,022,548
Pagaya AI Debt Trust (a)
Series 2025-R1 Class E
06/15/2032	12.105%	2,000,000	1,999,027
Palmer Square CLO Ltd. (a),(c)
Series 2023-2A Class ER
3-month Term SOFR + 6.400% Floor 6.400% 07/20/2038	10.727%	1,000,000	1,004,813
Upstart Securitization Trust (a)
Series 2025-1 Class C
04/20/2035	9.270%	2,150,000	2,245,488
Total Asset-Backed Securities — Non-Agency (Cost $17,315,985)			17,259,120

Common Stocks 2.0%
Issuer	Shares	Value ($)
Financials 2.0%
Mortgage Real Estate Investment Trusts (REITS) 2.0%
AGNC Investment Corp.	62,000	584,660
Annaly Capital Management, Inc.	28,500	579,405
Total		1,164,065
Total Financials		1,164,065
Total Common Stocks (Cost $1,019,748)		1,164,065

Residential Mortgage-Backed Securities - Agency 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS (c)
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.100%	1,880,422	1,902,611
Freddie Mac REMICS (c)
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.100%	1,891,100	1,915,485
Government National Mortgage Association (c),(d)
CMO Series 2025-41 Class SL
-1.0 x 30-day Average SOFR + 7.200% Cap 7.200% 03/20/2055	2.852%	5,967,497	922,226
Total Residential Mortgage-Backed Securities - Agency (Cost $4,717,241)			4,740,322

Residential Mortgage-Backed Securities - Non-Agency 53.0%

A&D Mortgage Trust (a),(e)
Subordinated CMO Series 2024-NQM5 Class B1B
11/25/2069	7.710%	333,000	325,982
COLT Mortgage Loan Trust (a),(e)
CMO Series 2023-1 Class B2
04/25/2068	8.000%	1,000,000	996,650
Dominion Mortgage Trust (a),(f)
CMO Series 2025-RTL1 Class M
03/20/2030	10.186%	1,500,000	1,504,314
EASY (a),(e)
CMO Series 2025-RTL1 Class M
05/25/2040	9.116%	2,250,000	2,213,665
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2025

Consolidated Portfolio of Investments
 (continued)
July 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FIGRE Trust (a),(e)
CMO Series 2025-PF1 Class F
06/25/2055	9.398%	1,686,000	1,661,812
HOMES Trust (a),(e)
CMO Series 2025-NQM2 Class B2
02/25/2070	7.405%	2,000,000	1,944,009
Homeward Opportunities Fund Trust (a),(e)
CMO Series 2024-RRTL2 Class M2
09/25/2039	9.081%	1,576,000	1,568,213
PRET LLC (a),(f)
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	1,474,000	1,473,091
PRPM LLC (a),(f)
CMO Series 2024-2 Class A2
03/25/2029	10.037%	2,000,000	2,003,813
CMO Series 2024-6 Class A2
11/25/2029	8.596%	2,000,000	1,978,532
CMO Series 2025-2 Class A2
05/25/2030	9.560%	1,750,000	1,746,903
CMO Series 2025-RCF1 Class M3
02/25/2055	4.500%	1,000,000	900,797
PRPM Trust (a),(e)
CMO Series 2025-NQM2 Class B1
04/25/2070	7.887%	2,000,000	2,035,291
Subordinated CMO Series 2023-NQM1 Class B2
01/25/2068	6.268%	1,250,000	1,236,526
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.436%	2,000,000	1,988,504
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO VIII Mortgage LLC (a),(f)
CMO Series 2025-3 Class A2
05/25/2030	8.836%	1,750,000	1,750,019
Toorak Mortgage Trust (a),(e)
CMO Series 2024-RRT1 Class B2
02/25/2039	10.237%	2,000,000	2,019,353
VCC Trust (a),(f)
CMO Series 2025-MC1 Class A2
05/25/2055	12.047%	1,500,000	1,500,886
Visio Trust (a),(e)
Subordinated CMO Series 2023-1 Class B2
03/25/2058	7.833%	2,000,000	1,981,431
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $30,496,244)			30,829,791

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473% (g),(h)	3,597,297	3,596,218
Total Money Market Funds (Cost $3,596,111)		3,596,218
Total Investments in Securities (Cost: $57,145,329)		57,589,516
Other Assets & Liabilities, Net		536,363
Net Assets		58,125,879
At July 31, 2025, securities and/or cash totaling $200,750 were pledged as collateral.
Investments in derivatives

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	14	09/2025	USD	1,554,875	—	(7,472)
U.S. Treasury 5-Year Note	125	09/2025	USD	13,521,484	73,919	—
Total					73,919	(7,472)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Credit Income Opportunities Fund  | 2025

Consolidated Portfolio of Investments
 (continued)
July 31, 2025
Notes to Consolidated Portfolio of Investments

(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $48,088,911, which represents 82.73% of total net assets.

(b)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions
(i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of July 31, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(c)	Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2025.

(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2025.
(h)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	—	57,606,286	(54,010,175)	107	3,596,218	2,707	117,256	3,597,297
Abbreviation Legend

CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend

USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■

 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■

 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■

 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2025

Consolidated Portfolio of Investments
 (continued)
July 31, 2025
Fair value measurements
(continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	17,259,120	—	17,259,120
Common Stocks
Financials	1,164,065	—	—	1,164,065
Total Common Stocks	1,164,065	—	—	1,164,065
Residential Mortgage-Backed Securities - Agency	—	4,740,322	—	4,740,322
Residential Mortgage-Backed Securities - Non-Agency	—	30,829,791	—	30,829,791
Money Market Funds	3,596,218	—	—	3,596,218
Total Investments in Securities	4,760,283	52,829,233	—	57,589,516
Investments in Derivatives
Asset
Futures Contracts	73,919	—	—	73,919
Liability
Futures Contracts	(7,472)	—	—	(7,472)
Total	4,826,730	52,829,233	—	57,655,963
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Credit Income Opportunities Fund  | 2025

Consolidated Statement of Assets and Liabilities
July 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $53,549,218)	$ 53,993,298
Affiliated issuers (cost $3,596,111)	3,596,218
Margin deposits on:
Futures contracts	200,750
Receivable for:
Capital shares sold	194,847
Dividends	19,780
Interest	184,303
Variation margin for futures contracts	875
Expense reimbursement due from Investment Manager	680
Prepaid expenses	3,451
Total assets	58,194,202
Liabilities
Payable for:
Variation margin for futures contracts	1,953
Management services fees	1,969
Distribution and/or service fees	751
Transfer agent fees	28,404
Accounting services fees	18,000
Printing and postage fees	5,534
Miscellaneous fees	5,495
Compensation of board members	903
Other expenses	4,901
Deferred compensation of board members	413
Total liabilities	68,323
Net assets applicable to outstanding capital stock	$58,125,879
Represented by
Paid in capital	57,190,901
Total distributable earnings (loss)	934,978
Total - representing net assets applicable to outstanding capital stock	$58,125,879
Class A
Net assets	$55,303,987
Shares outstanding	2,715,681
Net asset value per share	$20.36
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.99
Institutional Class
Net assets	$2,821,892
Shares outstanding	138,497
Net asset value per share	$20.38
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2025

Consolidated Statement of Operations
For the period from April 17, 2025 (commencement of operations) through July 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$ 49,710
Dividends — affiliated issuers	117,256
Interest	1,735,628
Total income	1,902,594
Expenses:
Management services fees	191,432
Distribution and/or service fees
Class A	75,044
Transfer agent fees
Class A	41,440
Institutional Class	592
Custodian fees	139
Printing and postage fees	18,160
Registration fees	5,715
Accounting services fees	18,000
Legal fees	5,466
Compensation of board members	2,823
Deferred compensation of board members	414
Other	6,855
Total expenses	366,080
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(62,849)
Total net expenses	303,231
Net investment income	1,599,363
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,539
Investments — affiliated issuers	2,707
Futures contracts	(194,327)
Net realized loss	(186,081)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	444,080
Investments — affiliated issuers	107
Futures contracts	66,447
Net change in unrealized appreciation (depreciation)	510,634
Net realized and unrealized gain	324,553
Net increase in net assets resulting from operations	$1,923,916
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Credit Income Opportunities Fund  | 2025

Consolidated Statement of Changes in Net Assets

Year Ended July 31, 2025 (a)
Operations
Net investment income	$ 1,599,363
Net realized loss	(186,081)
Net change in unrealized appreciation (depreciation)	510,634
Net increase in net assets resulting from operations	1,923,916
Distributions to shareholders
Net investment income and net realized gains
Class A	(954,021)
Institutional Class	(34,825)
Total distributions to shareholders	(988,846)
Increase in net assets from capital stock activity	7,190,809
Total increase in net assets	8,125,879
Net assets at beginning of period	50,000,000
Net assets at end of period	$58,125,879

	Year Ended
	July 31, 2025 (a)
	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	215,319	4,371,687
Distributions reinvested	862	17,553
Net increase	216,181	4,389,240
Institutional Class
Shares sold	137,243	2,786,260
Distributions reinvested	754	15,309
Net increase	137,997	2,801,569
Total net increase	354,178	7,190,809

(a)	Based on operations from April 17, 2025 (the Fund’s commencement of operations) through the stated period end.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2025

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Columbia Credit Income Opportunities Fund  | 2025

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 7/31/2025 (c)	$20.00	0.61	0.12	0.73	(0.37)	(0.37)
Institutional Class
Year Ended 7/31/2025 (c)	$20.00	0.81	(0.04) (d)	0.77	(0.39)	(0.39)

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 17, 2025. Per share data and total return reflect activity from that date.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the
Consolidated Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Credit Income Opportunities Fund  | 2025

Consolidated Financial Highlights
 (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets (a)	Total net expense ratio to average net assets (a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2025 (c)	$20.36	3.65%	2.29%	1.99%	10.37%	5%	$55,304
Institutional Class
Year Ended 7/31/2025 (c)	$20.38	3.88%	1.82%	1.49%	13.80%	5%	$2,822
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements
July 31, 2025
Note 1.
Organization
Columbia Credit Income Opportunities Fund (the Fund) is a non-diversified fund. The Fund is registered under the
Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end management investment company that operates as an "interval fund".
The Fund was organized as a Massachusetts business trust (the Trust) on October 15, 2024, pursuant to the Declaration of
Trust, which is governed by the laws of the Commonwealth of Massachusetts and commenced operations on April 17,
2025. The Fund had no investment operations prior to April 17, 2025, other than those relating to organizational matters and the sale to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of
Ameriprise Financial, Inc. (Ameriprise Financial), of: 2,499,500 Class A shares at a cost of $49,990,000; and 500 Class Inst
(Institutional Class) shares at a cost of $10,000.
These financial statements cover the period from April 17, 2025 (commencement of operations) through July 31, 2025. All references to the year ended July 31, 2025 refer to the period from April 17, 2025 through July 31, 2025.
Basis for consolidation
Columbia Credit Income Opportunities Subsidiary Fund, LLC (the Subsidiary) is a Delaware limited liability company and wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Limited Liability Company Agreement, the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated
Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At July 31, 2025, the Subsidiary financial statement information is as follows:

% of consolidated fund net assets	0.02%
Net assets	$10,093
Net investment income (loss)	92
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	1
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the
Subsidiary on a consolidated basis.
Fund shares
The Declaration of Trust authorizes the issuance of an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
Periodic repurchase offers
The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset value
(NAV). The Fund’s shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Fund’s shares.
Note 2.
Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies
(ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker
(CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and
Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation.
The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team.
The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master
Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the

Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the
Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the
Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the
Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2025:

Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	73,919 *

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,472 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the year ended July 31, 2025:

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(194,327)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	66,447
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2025:

Derivative instrument	Average notional amounts ($)
Futures contracts — long	12,982,448
Futures contracts — short	25,167
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit

Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of
Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of
Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest.
POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities.
Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The
Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the
Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the
Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3.
Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management
Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets at an annual rate of 1.25%. “Net assets” means the net asset value of the Fund’s outstanding Common Stock plus the liquidation preference of any issued and outstanding preferred stock of the Fund. To date, the Fund has not issued preferred stock.
Organization expenses and offering costs
The Investment Manager will pay the expenses of the Fund’s organization and offering expenses in connection with the launch of the Fund. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including the prospectus and the statement of additional information (SAI)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, and legal and auditing fees associated with the Fund’s launch.

Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
Although the Investment Manager is voluntarily paying the Fund’s organizational expenses and offering costs in connection with the Fund’s launch, it does not currently intend to recoup these expenses from the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are
compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100%
of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the
Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes
Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated
Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the
Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc.
(SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a transfer agency fee which is a direct pass through of SS&C GIDS costs from invoices received from SS&C GIDS under a services agreement by and among SS&C GIDS and the Transfer Agent. In addition, the
Fund also pays a rate associated with the allocation of a portion of the Transfer Agent oversight and overhead costs.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended July 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.28
Institutional Class	0.28
Distribution and Service Fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an
affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, a Distribution and Shareholder Servicing Plan (the Plan)
applicable to Class A shares, which sets the distribution and service fees for the Fund. The distribution and/or service fees for Class A shares are subject to the requirements of Rule 12b-1 under the 1940 Act. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling Class A shares of the Fund and providing services to investors.
Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A of the Fund. Also under the Plan, the Fund pays a monthly distribution fee to the
Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class A shares of the Fund.
The combined total maximum annual rate at which the distribution and/or servicing fees may be paid under the Plan
(calculated as a percentage of the Fund’s average daily net assets attributable to the Class A shares) is 0.50%.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2025, if any, are listed below:

	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	—	52,415
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses
(excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

Fee rate(s) contractual through November 30, 2026 (%)
Class A	1.99
Institutional Class	1.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds, exchange-traded funds and closed-end funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the
Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2025, these differences were primarily due to differing treatment for derivative investments, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and investments in commodity subsidiaries. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
The following reclassifications were made:

Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
5,456	(5,548)	92
Net investment income (loss) and net realized gains (losses), as disclosed in the Consolidated Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the year ended July 31, 2025 was as follows:

Ordinary income ($)	Long-term capital gains ($)	Total ($)
988,846	—	988,846
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
616,386	—	(119,633)	438,730
At July 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
57,217,271	438,730	—	438,730
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2025, capital loss carryforwards utilized, if any, were as follows:

No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(58,730)	(60,903)	(119,633)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations
(including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $55,552,414 and $2,222,617, respectively, for the year ended July 31, 2025, of which $4,934,757 and
$183,913, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
Note 6.
Periodic repurchase offers
The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of your shares, makes periodic offers to repurchase shares from shareholders. No shareholder has the right to require the Fund to repurchase its shares, except as permitted by the Fund’s interval structure. The shares have no history of public trading. No public market for the shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund, and then only on a limited basis.
The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy requiring the Fund to make quarterly offers to repurchase at least 5% and up to 25% of its shares at NAV.  For quarterly repurchase offers, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at NAV, subject to approval of the Board.
The Fund’s repurchase calendar is available at columbiathreadneedleus.com.  For the year ended July 31, 2025, there were no repurchase offers.
There is no minimum number of shares that must be tendered before the Fund will honor quarterly repurchase requests. In the event a quarterly repurchase offer by the Fund is oversubscribed, the Fund, subject to Board approval, may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next quarterly repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of shares tendered in a repurchase offer may decline between the date by which shareholders can tender their Shares in response to a repurchase offer (Repurchase Request Deadline) and the date on which the NAV for tendered shares is determined. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any shares in such repurchase.
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing the Fund’s expenses and reducing any net investment income.
Note 7.
Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
Note 8.
Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference
(which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise
1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as

Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Stat
em
ents

(continued)
July 31, 2025
terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health is
s
ues,
recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government.
Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the
Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund.
This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the
Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration  and large redemption risk
At July 31, 2025, affiliated shareholders of record owned 87.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the
Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on August 26, 2025, the Board of Trustees of the Fund approved a custody agreement with State Street
Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by
December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 10.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending

Columbia Credit Income Opportunities Fund  | 2025

Notes to Consolidated Financial Statements

(continued)
July 31, 2025
legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of
Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at
www.sec.gov
.
Although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise
Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Credit Income Opportunities Fund  | 2025

Report of Independent Registered Public
Accounting Firm
To the Board of Trustees and Shareholders of Columbia Credit Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Columbia Credit Income Opportunities Fund and its subsidiary (the "Fund") as of July 31, 2025, and the related consolidated statements of operations and changes in net assets, including the related notes, and the consolidated financial highlights for the period April 17, 2025 (commencement of operations) through July 31, 2025 (collectively referred to as the "consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations, changes in its net assets, and the financial highlights for the period April 17, 2025 (commencement of operations) through July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Credit Income Opportunities Fund  | 2025

Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2025.

Section 199A dividends
2.55%
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.

TRUSTEES AND OFFICERS
(Unaudited)
The Board oversees the Fund’s operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund’s Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, each Trustee generally serves until December 31 of the year such Trustee turns seventy-five (75).
Independent trustees

Name, Address, Year of Birth	Position Held With the Fund and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and other Relevant Board Experience
George S. Batejan c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2024	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc. 2010-2016	177
Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee and
Governance Committee),
2014-2016; former Director,
Intech Investment
Management, 2011-2016;
former Board Member, Metro
Denver Chamber of
Commerce, 2015-2016;
former Advisory Board
Member, University of
Colorado Business School,
2015-2018; former Board
Member, Chase Bank
International, 1993-1994

Columbia Credit Income Opportunities Fund  | 2025

TRUSTEES AND OFFICERS
 (continued)
(Unaudited)
Independent trustees
(continued)
Name, Address, Year of Birth	Position Held With the Fund and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and other Relevant Board Experience
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2024
Attorney, specializing in arbitration and mediation,
since 2006; Trustee of Gerald Rauenhorst 1982
Trusts, 2020-2024; Interim President and Chief
Executive Officer, Blue Cross Blue Shield of
Minnesota (health care insurance), February-July
2018, April-October 2021; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate Justice,
Minnesota Supreme Court, 1996-1998; Fourth
Judicial District Court Judge, Hennepin County,
1994-1996; Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives, 1979-1993,
which included service on the Tax and Financial
Institutions and Insurance Committees; Member
and Interim Chair, Minnesota Sports Facilities
Authority, January-July 2017
			177
Former Trustee, Blue Cross
and Blue Shield of
Minnesota, 2009-2021 (Chair
of the Business Development
Committee, 2014-2017; Chair
of the Governance
Committee, 2017-2019);
former Member and Chair of
the Board, Minnesota Sports
Facilities Authority, January
2017-July 2017; former
Director, Robina Foundation,
2009-2020 (Chair,
2014-2020); Director, Richard
M. Schulze Family
Foundation, since 2021

Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Chair and Trustee since 2024	President, Springboard-Partners in Cross Cultural Leadership (consulting company), since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, 1982-1991, Morgan Stanley; Attorney, Cleary Gottlieb Steen & Hamilton LLP, 1980-1982	177
Trustee, New York
Presbyterian Hospital Board,
since 1996; Director, DR Bank
(Audit Committee, since
2017 and Audit Committee
Chair, since November 2023);
Director, Evercore Inc. (Audit
Committee, Nominating and
Governance Committee)
(financial services
company), since 2019;
Director, Apollo Commercial
Real Estate Finance, Inc.
(Chair, Nominating and
Governance Committee),
since 2021; the Governing
Council of the Independent
Directors Council (IDC), since
2021; Director, Apollo
Asset-Backed Finance LC
Board, since 2024; Member,
Independent Directors
Institute (IDC) since 2021
and Member, Investment
Company Institute (ICI)
Board of Governance since
2024

Janet Langford Carrig c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1957	Trustee since 2024	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (independent energy company), September 2007-October 2018	177	Former Director, EQT Corporation (natural gas producer), July 2019-April 2025; former Director, Whiting Petroleum Corporation (independent oil and gas company), 2020-2022

Columbia Credit Income Opportunities Fund  | 2025

TRUSTEES AND OFFICERS
 (continued)
(Unaudited)
Independent trustees
(continued)
Name, Address, Year of Birth	Position Held With the Fund and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and other Relevant Board Experience
J. Kevin Connaughton c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1964	Trustee since 2024
CEO and President, RhodeWay Financial
(non-profit financial planning firm), since
December 2022; Member, FINRA National
Adjudicatory Council, January 2020-December
2023; Adjunct Professor of Finance, Bentley
University, January 2018-April 2023; Consultant to
Independent Trustees of CFVIT and CFST I from
March 2016 to June 2020 with respect to CFVIT
and to December 2020 with respect to CFST I;
Managing Director and General Manager of Mutual
Fund Products, Columbia Management Investment
Advisers, LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior officer of
Columbia Funds and affiliated funds, 2003-2015
			175
Former Director, The Autism
Project, March
2015-December 2021; former
Member of the Investment
Committee, St. Michael’s
College, November
2015-February 2020; former
Trustee, St. Michael’s
College, June
2017-September 2019;
former Trustee, New Century
Portfolios (former mutual
fund complex), January
2015-December 2017

Olive M. Darragh c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1962	Trustee since 2024	Managing Director of Darragh Inc. (strategy and talent management consulting firm), since 2010; Founder and CEO, Zolio, Inc. (investment management talent identification platform), since 2004; Consultant to Independent Trustees of CFVIT and CFST I from June 2019 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Partner, Tudor Investments, 2004-2010; Senior Partner, McKinsey & Company (consulting), 1990-2004; Touche Ross CPA, 1985-1988	175
Treasurer, Edinburgh
University US Trust Board,
since January 2023; Member,
HBS Community Action
Partners Board, since
September 2022; former
Director, University of
Edinburgh Business School
(Member of US Board),
2004-2019; former Director,
Boston Public Library
Foundation, 2008-2017

Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1950	Trustee since 2024	Professor Emeritus of Economics and Management, Bentley University, since 2023; Professor of Economics and Management, Bentley University, 1976-2023; Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	177
Former Trustee, MA
Taxpayers Foundation,
1997-2022; former Director,
The MA Business
Roundtable, 2003-2019;
former Chairperson,
Innovation Index Advisory
Committee, MA Technology
Collaborative, 1997-2020

Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2024	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	177	Trustee, Catholic Schools Foundation, 2004-2024
Columbia Credit Income Opportunities Fund  | 2025

TRUSTEES AND OFFICERS
 (continued)
(Unaudited)
Independent trustees
(continued)
Name, Address, Year of Birth	Position Held With the Fund and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and other Relevant Board Experience
Douglas A. Hacker c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1955	Trustee since 2024	Independent business executive, since May 2006; Executive Vice President – Strategy of United Airlines, December 2002-May 2006; President of UAL Loyalty Services (airline marketing company), September 2001-December 2002; Executive Vice President and Chief Financial Officer of United Airlines, July 1999-September 2001	177
Director, SpartanNash
Company (food distributor),
since November 2013 (Chair
of the Board since May
2021); Director, Aircastle
Limited (aircraft leasing) ,
since August 2006 (Chair of
Audit Committee); former
Director, Nash Finch
Company (food distributor),
2005-2013; former Director,
SeaCube Container Leasing
Ltd. (container leasing),
2010-2013; and former
Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019

Nancy T. Luktish c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1956	Trustee since 2024	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser), 1997-2010; Chair, Wellington Management Portfolios (commingled non-U.S. investment pools), 2007 -2010; Director, Wellington Trust Company, NA and other Wellington affiliates, 1997-2010	175	None
Jeninne C. McGee c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since 2025	Retired; Executive Vice President and Chief Risk Officer of Ameriprise Financial, Inc., 2021–2023; Senior Vice President, Operational Risk and Data Governance, Ameriprise Financial Inc., 2018-2021	175
Director, First Command
(Chair of Risk Committee)
(financial planning firm for
military personnel), since
2023; Trustee and Vice Chair,
Carleton College (on the
Finance Committee and
Investment Committee),
since 2017

Columbia Credit Income Opportunities Fund  | 2025

TRUSTEES AND OFFICERS
 (continued)
(Unaudited)
Independent trustees
(continued)
Name, Address, Year of Birth	Position Held With the Fund and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and other Relevant Board Experience
David M. Moffett c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2024	Retired; former Chief Executive Officer of Freddie Mac and Chief Financial Officer of U.S. Bank	177
Director, CSX Corporation
(transportation suppliers);
Director, PayPal
Holdings Inc. (payment and
data processing services);
former Director, eBay Inc.
(online trading community),
2007-2015; and former
Director, CIT Bank, CIT
Group Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle Group
(financial services), March
2008-September 2008;
former Governance
Consultant to Bridgewater
Associates (investment
company), January
2013-December 2015

Catherine James Paglia c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2024	Director, Enterprise Asset Management, Inc. (private real estate and asset management company), since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Vice President, 1982-1985, Principal, 1985-1987, Managing Director, 1987-1989, Morgan Stanley; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	177
Director, Valmont Industries,
Inc. (irrigation systems
manufacturer), since 2012;
Trustee, Carleton College (on
the Investment Committee),
since 1987; Trustee,
Carnegie Endowment for
International Peace (on the
Investment Committee),
since 2009

Natalie A. Trunow c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1967	Trustee since 2024
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and consulting
services) January 2016-January 2021;
Non-executive Member of the Investment
Committee and Valuation Committee, Sarona
Asset Management Inc. (private equity firm)
September 2019-December 2022; Advisor, Horizon
Investments (asset management and consulting
services), August 2018- January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to Independent
Trustees of CFVIT and CFST I from September
2016 to June 2020 with respect to CFVIT and to
December 2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family Programs,
April 2016-November 2016; Senior Vice President
and Chief Investment Officer, Calvert Investments,
August 2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
			175
Independent Director,
(Investment Committee),
Health Services for Children
with Special Needs, Inc.,
2010-2021; Independent
Director, (Executive
Committee and Chair, Audit
Committee), Consumer
Credit Counseling Services
(formerly Guidewell Financial
Solutions), 2016-2023;
Independent Director
(Investment Committee),
Sarona Asset Management,
2019-2022

Columbia Credit Income Opportunities Fund  | 2025

TRUSTEES AND OFFICERS
 (continued)
(Unaudited)
Independent trustees
(continued)
Name, Address, Year of Birth	Position Held With the Fund and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and other Relevant Board Experience
Sandra L. Yeager c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2024	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	177	Former Director, NAPE (National Alliance for Partnerships in Equity) Education Foundation, October 2016-October 2020; Advisory Board, Jennersville YMCA, June 2022-June 2023
Interested trustee affiliated with Investment Manager**

Name, Address, Year of Birth	Position Held With the Fund and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience
Ryan C. Larrenaga c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1970	Trustee since September 2025, Senior Vice President since 2017, Chief Legal Officer since 2017 and Secretary since 2015	Vice President and Chief Counsel – Legal, Ameriprise Financial, Inc., since August 2018; officer of the Columbia Funds or affiliated registered and unregistered funds since 2005	177	None

*
The term “Columbia Funds Complex” as used herein includes Columbia Credit Income Opportunities Fund, Columbia Seligman Premium Technology Growth Fund,
Tri-Continental Corporation and each series of Columbia Acorn Trust, Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds
Series Trust II (CFST II), Columbia ETF Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT), Columbia Funds Variable
Series Trust (CFVST) and Columbia Funds Variable Series Trust II (CFVST II). Messrs. Batejan, Gallagher, Hacker, Larrenaga and Moffett and Mses. Blatz, Carlton,
Carrig, Flynn, Paglia and Yeager serve as directors of Columbia Seligman Premium Technology Growth Fund and Tri-Continental Corporation.

**	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.

Columbia Credit Income Opportunities Fund  | 2025

TRUSTEES AND OFFICERS
 (continued)
(Unaudited)
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Fund as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Larrenaga, who is the Senior Vice President, Chief Legal
Officer and Secretary, the Fund’s other officers are:
Fund officers

Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Michael G. Clarke 290 Congress Street Boston, MA 02210 1969	President and Principal Executive Officer (2025)
Senior Vice President and North America Head of Operations & Investor Services and Member of
Board of Governors, Columbia Management Investment Advisers, LLC, since June 2023 and
January 2024, respectively (previously Senior Vice President and Head of Global Operations &
Investor Services, March 2022 - June 2023, Vice President, Head of North America Operations, and
Co-Head of Global Operations, June 2019 - February 2022 and Vice President – Accounting and
Tax, May 2010 - May 2019); formerly Chief Financial Officer and Principal Financial Officer of the
Columbia Funds, January 2009 – September 2025; formerly Senior Vice President of the Columbia
Funds, January 2019 – September 2025; senior officer of Columbia Funds and affiliated funds, since 2002; Director, Ameriprise Trust Company, since June 2023; Chair and President since
August 2025; Director, Columbia Management Investment Services Corp., since September 2024.

Charles H. Chiesa 290 Congress Street Boston, MA 02210 1978	Chief Financial Officer (2025) and Principal Financial Officer, Treasurer and Chief Accounting Officer (2024)
Vice President, Head of Accounting and Tax of Global Operations & Investor Services, Columbia
Management Investment Advisers, LLC, since May 2024; Senior Manager, KPMG, October 2022 –
May 2024; Director - Business Analyst, Columbia Management Investment Advisers, LLC,
December 2013 - October 2022.

William F. Truscott 290 Congress Street Boston, MA 02210 1960	Senior Vice President (2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November 2001 - January
1, 2021; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc., since
September 2012; Chairman of the Board and President, Columbia Management Investment
Advisers, LLC, since July 2004 and February 2012, respectively; President, Chief Executive Officer and Chairman of the Board, Columbia Management Investment Distributors, Inc., since January
2024, February 2012 and November 2008, respectively; Chairman of the Board and Director, TAM
UK International Holdings Limited, since July 2021; President and Chairman of the Board, Columbia
Wanger Asset Management, LLC, since October 2024; formerly Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl, March 2013 – December 2022 and December
2008 – December 2022, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments
®
.

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Senior Vice President and Assistant Secretary (2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1, 2020 - November
22, 2021; Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc., since
September 2021 (previously Vice President and Lead Chief Counsel, January 2015 - September
2021); formerly, President and Principal Executive Officer of the Columbia Funds, 2015 - 2021;
officer of Columbia Funds and affiliated funds, since 2007.

Thomas P. McGuire 290 Congress Street Boston, MA 02210 1972	Senior Vice President and Chief Compliance Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief
Compliance Officer, Columbia Acorn Trust and Columbia Funds Variable Series Trust, since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company, September
2010 - September 2020.

Michael E. DeFao 290 Congress Street Boston, MA 02210 1968	Vice President (2011) and Assistant Secretary (2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010; Vice President, Chief
Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC, since
October 2021 (previously Vice President and Assistant Secretary, May 2010 – September 2021).

Veronica A. Seaman 290 Congress Street Boston, MA 02210 1962	Vice President (2025)	Vice President, Global Operations and Investor Services, since 2010; Director (since 2018), and President (since 2024), Columbia Management Investment Services Corp.
Columbia Credit Income Opportunities Fund  | 2025

Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Credit Income Opportunities Fund (the Fund) and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the
Fund.
At its meeting on March 27, 2025, the Board of Trustees (the Board) and the independent Board members (the Independent
Trustees) of the Fund unanimously approved, for an initial two-year term, the Management Agreement with the Investment
Manager with respect to the Fund. As detailed below, the Trustees met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Management Agreement.
In connection with its deliberations regarding the proposed Management Agreement, the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at meetings of the Board and its committees on September 26,
2024, February 20, 2025, and March 25, 2025.  The Board also considered the discussion relating to the renewal of advisory agreements for the existing Funds at the June 2024 Contracts Committee and Board meetings.  The Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Board’s considerations and otherwise assisted the Board in its deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to the existing Funds and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement.  The Board considered such information as it, its legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the Management Agreement.
Among other things, the information and factors considered included the following:
•

Information on the Fund’s proposed management fees and anticipated total expenses;
•

The Investment Manager’s proposal to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•

Terms of the Management Agreement;
•

Descriptions of other proposed agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•

Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•

Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
•

Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board considered its analysis of various reports and presentations it received at prior meetings, detailing the services to be performed by the Investment Manager, as investment manager for the Fund, as well as the firm’s history, reputation, expertise, resources and relative capabilities (including the portfolio management team’s experience with the investments

Columbia Credit Income Opportunities Fund  | 2025

Approval of Management Agreement
 (continued)
(Unaudited)
comprising the Fund’s investment program), and the qualifications of its personnel, including the Investment Manager’s experience with the existing Funds, as well as the operational and other enhancements made by it in connection with supporting the interval fund structure.
The Board also discussed the compliance program of the Investment Manager, and observed that the program had previously been reviewed by the Fund’s Chief Compliance Officer and the Board at prior meetings.  The Board also noted its consideration of the financial condition of the Investment Manager at the June 2024 meeting and observed the firm’s ability to carry out its responsibilities under the Management Agreement.
In connection with the Board’s evaluation of the overall package of services to be provided by the Investment Manager to the
Fund, it considered the oversight of the administrative and transfer agency services to be provided by Columbia
Management Investment Services Corp. (CMIS) (which was previously discussed at the June 2024 meeting with respect to its services currently being provided to the existing Funds).  It was observed that management currently oversees the relationship with CMIS, as CMIS also provides administrative and transfer agency services to the existing Funds under agreements substantially similar to the proposed agreements.  The Board noted that CMIS had presented during the June
2024 meeting regarding its services provided.
The Board also discussed the acceptability of the terms of the Management Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund.  It was observed that the proposed agreements and plans are substantially similar to the form of existing Funds’ agreements and plans discussed at the June 2024 meeting, with enhancements to support the interval fund structure.
Based on these and related factors (including investment performance potential as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the Management Agreement supported the approval of the Management Agreement.
Investment performance
The Board noted that since the Fund had not yet commenced operations, it did not have investment performance to compare to the returns of a group of comparable funds; however, the Trustees considered the potential investment performance of the Fund under certain market conditions, as presented by management.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the Management Agreement.  In considering the proposed level of fees under the Management Agreement, the Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the fund family, while ensuring that the overall fees for the Fund are generally in line with the “pricing philosophy” currently in effect. The Board took into account that the Fund’s proposed total expense ratio (after considering proposed expense caps/waivers) was below its peers’ median expense ratio.
The Board noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the Management Agreement.
Economies of scale
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the
Fund grows and took note of the extent to which shareholders might also benefit from such growth.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Fund had not yet commenced operations and was not expected to reach meaningful scale in its initial year or two of operations.
Columbia Credit Income Opportunities Fund  | 2025

Approval of Management Agreement
 (continued)
(Unaudited)
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On March 27, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the
Management Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided and approved the Management Agreement.

Columbia Credit Income Opportunities Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Credit Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus containing information about the Fund (including its investment objectives, risks, charges, expenses and other information about the
Fund) may be obtained by contacting your financial advisor or Columbia Management Investment Services Corp. at 800.345.6611. The
prospectus should be read carefully before investing in the Fund.
Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN326_07_R01_(09/25)

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive oﬃcer, principal ﬁnancial oﬃcer, principal accounting oﬃcer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics deﬁnition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Brian J. Gallagher, Sandra L. Yeager, J. Kevin Connaughton, Douglas A. Hacker and David M. Moffett, each of whom are members of the registrant’s Board of Directors and Audit Committee, each qualify as an audit committee financial expert. Mr. Gallagher, Ms. Yeager, Mr. Hacker and Mr. Moffett are each independent directors, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

			Amount billed to the registrant’s

	Amount billed to the registrant ($)		investment advisor ($)
	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Audit fees (a)	17,855	0	0	0
Audit-related
fees (b)	0	0	0	0
Tax fees (c)	29,784	0	0	0
All other fees (d)	0	0	0	0
Non-audit fees	0	0	474,000	581,000
(g)

(a)Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non- Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit- related, tax and other services to the registrant (“Fund Services”); (ii) nonaudit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre- approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre- approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund- related Adviser Services that are subject to specific preapproval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of preapproved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit

Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)Not applicable.

(j)Not applicable.

Item 5. Audit Committee of Listed Registrants

(a)The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A). Brian J. Gallagher, Patricia M. Flynn, Sandra L. Yeager, Douglas A. Hacker, J. Kevin Connaughton and David M. Moffett are each independent directors and collectively constitute the entire Audit Committee.

(b)Not applicable.

Item 6. Investments

(a)The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement regarding basis for approval of Investment Advisory Contract is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Proxy Voting Policies and Procedures

General. The Funds have delegated to the Investment Manager the responsibility to vote proxies relating to portfolio securities held by the Funds, including Funds managed by subadvisers. In deciding to delegate this responsibility to the Investment Manager, the Board reviewed the policies adopted by the Investment Manager. These included the procedures that the Investment Manager follows when a vote presents a conﬂict between the interests of the Funds and their shareholders and the Investment Manager and its aﬃliates.

The Investment Manager’s policy is to vote all proxies for Fund securities in a manner considered by the Investment Manager to be in the best economic interests of its clients, including the Funds, without regard to any beneﬁt or detriment to the Investment Manager, its employees or its aﬃliates. The best economic interests of clients is deﬁned for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as the Investment Manager determines in its discretion. The Investment Manager endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances the Investment Manager may refrain from voting securities. For instance, the Investment Manager may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected beneﬁts of voting and typically will not vote securities if voting would impose trading restrictions.

The Board may, in its discretion, vote proxies for the Funds. For instance, the Board may determine to vote on matters that may present a material conﬂict of interest to the Investment Manager. In addition, the Board may instruct the Investment Manager to vote in accordance with guidelines approved by the Board.

Oversight. The operation of the Investment Manager’s proxy voting policy and procedures is overseen by a group of representatives from the Investment Manager and its advisory aﬃliates. Oversight of the Investment Manager’s proxy voting is also provided by a committee within the Investment Manager comprised of portfolio managers and research analysts. The Board reviews on an annual basis, or more frequently if determined appropriate, the Investment Manager’s administration of the proxy voting process.

Corporate Governance and Proxy Voting Guidelines (the Guidelines). The Investment Manager has adopted the Guidelines, which set out voting stances on key issues and the broad principles shaping its approach, as well as the types of related voting action the Investment Manager may take. The Guidelines also provide indicative examples of key guidelines used in any given region, which illustrate the standards against which voting decisions are considered. The Investment Manager has developed voting stances that align with the Guidelines and will generally vote in accordance with such voting stances. The Investment Manager may determine to vote diﬀerently from the voting stances on particular proposals in the event it determines that doing so is in the clients’ best economic interests. The Investment Manager may consider the voting recommendations of analysts, portfolio managers, subadvisers and information obtained from outside resources, including one or more third party research providers. When proposals are not covered by the voting stances or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests.

Addressing Conﬂicts of Interest. The Investment Manager seeks to address potential material conﬂicts of interest by voting in accordance with predetermined voting stances. In addition, if the Investment Manager determines that a material conﬂict of interest exists, the Investment Manager will invoke one or more of the following conﬂict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); and (iii) in infrequent cases, forwarding the proxies to an Independent Trustee authorized to vote the proxies for the Funds. A member of a governing body responsible for overseeing proxy voting is prohibited from voting on any proposal for which he or she has a conﬂict of interest by reason of a direct relationship with the issuer or other party aﬀected by a given proposal. Persons making recommendations are required to disclose any relationship with a party making a proposal or other matter known to the person that would create a potential conﬂict of interest.

Voting Proxies of Aﬃliated Underlying Funds. Certain Funds may invest in shares of other Columbia Funds (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. If such Funds are in a master-feeder structure, the feeder fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s shares and vote such proxies in accordance with such instructions or vote the shares held by it in the same proportion as the vote of all other master fund shareholders. With respect to Funds that hold shares of underlying funds other than in a master-feeder structure, the holding Funds will typically vote proxies of the underlying funds in the same proportion as the vote of all other holders of the underlying fund’s shares, unless the Board otherwise instructs.

Proxy Voting Agents. The Investment Manager has retained Institutional Shareholder Services Inc., a third- party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. Typically, Institutional Shareholder Services Inc. populates ballots for issuers deemed to present potential material conﬂicts of interest in accordance with predetermined voting stances, as described above under Addressing Conﬂicts of Interest. The Investment Manager has retained both Institutional Shareholder Services Inc. and Glass Lewis & Company, LLC to provide proxy research services.

Additional Information. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at columbiathreadneedleus.com and/or (ii) on the SEC’s website at www.sec.gov.

Item 13. Portfolio Managers of Closed-End Management Investment Companies
Portfolio Managers
Portfolio Manager	Title	Role with the Fund	Managed the Fund Since
Jason Callan	Senior Portfolio Manager, Co-	Co-Portfolio Manager	April 2025
Head of Structured Assets, and
Head of Core & Core Plus
Ryan Osborn, CFA	Senior Portfolio Manager and	Co-Portfolio Manager	April 2025
Co-Head of Structured Assets

Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.

Mr. Osborn joined the Investment Manager in 2004. Mr. Osborn began his investment career in 2004 and earned a B.B.A. from the University of Wisconsin-Madison.

Other Accounts Managed by the Portfolio Managers:

AS OF FYE 7/31/25

Other Accounts Managed (excluding the Fund)
Fund	Portfolio	Number and	Approximate	Performance	Ownership
	Manager	Type of	Total Net	Based	of Fund
		Account*	Assets	Accounts**	Shares
Columbia Credit	Jason Callan	13 RICs	$21.75 billion	None	None
Income
		12 PIVs	$28.51 billion
Opportunities
		531 other	$1.81 billion
Fund
accounts

	Ryan Osborn,	5 RICs	$5.15 billion	None	None
	CFA	5 Other	$6.71 million
Accounts

*RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

**Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

Potential Conﬂicts of Interest:

Columbia Management: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s)

may face certain potential conﬂicts of interest in connection with managing both the Fund and other accounts at the same time. The Investment Manager and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conﬂicts that portfolio managers face in this regard. Certain of these conﬂicts of interest are summarized below.

The management of funds or other accounts with diﬀerent advisory fee rates and/or fee structures, including accounts, such as the Investment Manager’s hedge funds, that pay advisory fees based on account performance (performance fee accounts), may raise potential conﬂicts of interest for a portfolio manager by creating an incentive to favor accounts that pay higher fees, including performance fee accounts, such that the portfolio manager may have an incentive to allocate attractive investments disproportionately to performance fee accounts.

Similar conﬂicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. When the Investment Manager determines it necessary or appropriate in order to ensure compliance with restrictions on joint transactions under the 1940 Act, a Fund may not be able to invest in privately-placed securities in which other accounts advised by the Investment Manager using a similar style, including performance fee accounts, are able to invest, even when the Investment Manager believes such securities would otherwise represent attractive investment opportunities. As a general matter and subject to the Investment Manager’s Code of Ethics and certain limited exceptions, including for investments in the Investment Manager’s hedge funds, the Investment Manager’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those Funds and/or accounts. The eﬀects of this potential conﬂict may be more pronounced where Funds and/or accounts managed by a particular portfolio manager have diﬀerent investment strategies.

A portfolio manager may be able to select or inﬂuence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and beneﬁts among the Funds and the other accounts the portfolio manager manages.

A potential conﬂict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Investment Manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold. The Investment Manager and its Participating Aﬃliates may coordinate their trading operations for certain types of securities and transactions pursuant to personnel-sharing agreements or similar intercompany arrangements. However, typically the Investment Manager does not coordinate trading activities with a Participating Aﬃliate with respect to accounts of that Participating Aﬃliate unless such Participating Aﬃliate is also providing trading services for accounts managed by the Investment Manager. Similarly, a Participating Aﬃliate typically does not coordinate trading activities with the Investment Manager with respect to accounts of the Investment Manager unless the Investment Manager is also providing trading services for accounts managed by such Participating Aﬃliate. As a result, it is possible that the Investment Manager and its Participating Aﬃliates may trade in the same instruments at the same time, in the same or opposite direction or in diﬀerent sequence, which could negatively impact the prices paid by the Fund on such instruments. Additionally, in circumstances where trading services are being provided on a coordinated basis for the Investment Manager’s accounts (including the Funds) and the accounts of one or more Participating Aﬃliates in accordance with applicable law, it is possible that the allocation opportunities available to the Funds may be decreased, especially for less actively traded securities, or orders may take longer to execute, which may negatively impact Fund performance.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conﬂict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Investment Manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conﬂict of interest may arise based on the diﬀerent investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may diﬀer from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse eﬀect on other accounts, including the Funds.

To the extent a Fund invests in underlying funds, a portfolio manager will be subject to additional potential conﬂicts of interest. Because of the structure of funds-of-funds, the potential conﬂicts of interest for the portfolio managers may be diﬀerent than the potential conﬂicts of interest for portfolio managers who manage other Funds. The Investment Manager and its aﬃliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

AFund’s portfolio manager(s) also may have other potential conﬂicts of interest in managing the Fund, and the description above is not a complete description of every conﬂict that could exist in managing the Fund and other accounts. Many of the potential conﬂicts of interest to which the Investment

Manager’s portfolio managers are subject are essentially the same or similar to the potential conﬂicts of interest related to the investment management activities of the Investment Manager and its aﬃliates.

In addition, a portfolio manager’s responsibilities may include working as a securities analyst. This dual role may give rise to conﬂicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Structure of Compensation

Columbia Management: Portfolio manager direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a speciﬁed threshold, or, if the size of the award is over a speciﬁed threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock or, for more senior employees, both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of speciﬁed Columbia Funds, in most cases including the Columbia Funds the portfolio manager manages.

Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Under the Columbia Management annual incentive plan for investment professionals, awards are discretionary, and the amount of incentive awards for investment team members is variable based on

(1)an evaluation of the investment performance of the investment team of which the investment professional is a member, reﬂecting the performance (and client experience) of the funds or accounts the investment professional manages and, if applicable, reﬂecting the individual’s work as an investment research analyst, (2) the results of a peer and/or management review of the individual, taking into account attributes such as team participation, investment process followed, communications, and leadership, and (3) the amount of aggregate funding of the plan determined by senior management of Columbia Threadneedle Investments and Ameriprise Financial, which takes into account Columbia Threadneedle Investments revenues and proﬁtability, as well as Ameriprise Financial proﬁtability, historical plan funding levels and other factors. Columbia Threadneedle Investments revenues and proﬁtability are largely determined by assets under management. In determining the allocation of incentive compensation to investment teams, the amount of assets and related revenues managed by the team is also considered, alongside investment performance. Individual awards are subject to a comprehensive risk adjustment review process to ensure proper reﬂection in remuneration of adherence to our controls and Code of Conduct.

Investment performance for a fund or other account is measured using a scorecard that compares account performance against benchmarks, custom indexes and/or peer groups. Account performance may also be compared to unaﬃliated passively managed ETFs, taking into consideration the management fees of comparable passively managed ETFs, when available and as determined by the Investment Manager. Consideration is given to relative performance over the one-, three- and ﬁve-year periods, with the largest weighting on the three-year comparison. For individuals and teams that manage multiple strategies and accounts, relative asset size is a key determinant in calculating the aggregate score, with weighting typically proportionate to actual assets. For investment leaders who have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. Exceptions to this general approach to bonuses exist for certain teams and individuals.

Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.

Deferred compensation awards are designed to align participants’ interests with the investors in the Columbia Funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia Funds. Employees have the option of selecting from various Columbia Funds for their deferral account, however portfolio managers must (other than by strict exception) allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia Fund(s) they manage. Deferrals vest over multiple years, so they help retain employees.

For all employees the beneﬁt programs generally are the same and are competitive within the ﬁnancial services industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

(1)The registrant commenced investment operations on April 17, 2025. For the year ended July 31, 2025, the registrant did not repurchase any of its shares under its quarterly share repurchase policy because the registrant had not yet commenced its ﬁrst repurchase oﬀer to shareholders, which occurred in September 2025, under which no shareholder tendered shares for repurchase by the registrant.

(2a) The registrant's quarterly share repurchase policy was approved by the registrant’s Board of Directors in

2025.

(2b) The registrant is authorized to repurchase at least 5% and up to 25% of its outstanding shares from shareholders during quarterly repurchase oﬀers.

(2c) The registrant’s quarterly share repurchase policy has no expiration date.

(2d) Not Applicable

(2e) Not Applicable

Item 15. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N- CSR.

Item 16. Controls and Procedures

(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a- 2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Credit Income Opportunities Fund
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer
Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer
Date	September 22, 2025
By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer,
Chief Accounting Officer and Principal Financial Officer
Date	September 22, 2025